Risk and Capital Management (Details) - Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income Member [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	R$ 1,464,464	R$ 1,302,826
Expected Loss	(52,936)	(51,884)
Pessimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Reduction/(Increase) of Expected Loss	(2,183)	(2,298)
Base Case Scenario [Member]
IfrsStatementLineItems [Line Items]
Reduction/(Increase) of Expected Loss	538	422
Optimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Reduction/(Increase) of Expected Loss	R$ 1,347	R$ 1,090